PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

5.PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2013	2014
Buildings	5,969	5,824
Furniture, fixtures and equipment	25,296	27,193
Motor vehicles	2,334	2,499
Leasehold improvements	40,947	44,015
Less: Accumulated depreciation and amortization	(39,720)	(49,098)
	34,826	30,433

Depreciation and amortization expenses for the years ended December 31, 2012, 2013 and 2014 were $15,308, $16,117 and $14,097, respectively.